Consolidated statement of changes in equity - CAD ($) $ in Millions	Total	Issue of preferred shares and limited recourse capital notes [member]	Common shares [member]	Contributed surplus [member]		Retained earnings [member]	Retained earnings [member] Issue of preferred shares and limited recourse capital notes [member]	Retained earnings [member] Common shares [member]	AOCI, net of tax [member]	AOCI, net of tax [member] Net foreign currency translation adjustments [member]	AOCI, net of tax [member] Net gains (losses) on cash flow hedges [member]	AOCI, net of tax [member] Reserve of remeasurements of defined benefit plans [member]	AOCI, net of tax [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member]	AOCI, net of tax [member] Debt securities at FVOCI [member]	Non-controlling interests [member]
Balance at beginning of period at Oct. 31, 2021		$ 4,325	$ 14,351	$ 110		$ 25,793				$ 58	$ 137	$ 634	$ (28)	$ 75	$ 193	$ 182
Net income attributable to equity shareholders	$ 5,042					5,042
Net income attributable to non-controlling interests	16															16
Net gains (losses) on equity securities designated at FVOCI														(30)
Net change in securities measured at FVOCI															(707)
Net change in foreign currency translation adjustments										572
Net change in cash flow hedges	(361)										(361)
Net change in post-employment defined benefit plans	396											396
Net change attributable to changes in credit risk	222												222
Dividends and distributions							$ (134)	$ (2,202)								(6)
Premium on purchase of common shares for cancellation						(105)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														(46)
Issue of equity		800	320
Compensation expense arising from equity-settled share-based awards				15
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						46
Other				1	[1]	(1)										3
Purchase of common shares for cancellation, Amount			(29)
Exercise of stock options and settlement of other equity-settled share-based awards				(19)
Treasury shares			1
Redemption of preferred shares		(800)
Balance at end of period at Jul. 31, 2022	48,824	4,325	14,643	107		28,439			$ 1,115	630	(224)	1,030	194	(1)	(514)	195
Balance at beginning of period at Apr. 30, 2022		4,325	14,545	115		27,567				685	(351)	1,062	119	92	(405)	193
Net income attributable to equity shareholders	1,660					1,660
Net income attributable to non-controlling interests	6															6
Net gains (losses) on equity securities designated at FVOCI														(84)
Net change in securities measured at FVOCI															(109)
Net change in foreign currency translation adjustments										(55)
Net change in cash flow hedges	127										127
Net change in post-employment defined benefit plans	(32)											(32)
Net change attributable to changes in credit risk	75												75
Dividends and distributions							(46)	(750)								(2)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														(9)
Issue of equity		800	95
Compensation expense arising from equity-settled share-based awards				3
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						9
Other						(1)										(2)
Exercise of stock options and settlement of other equity-settled share-based awards				(11)
Treasury shares			3
Redemption of preferred shares		(800)
Balance at end of period at Jul. 31, 2022	48,824	4,325	14,643	107		28,439			1,115	630	(224)	1,030	194	(1)	(514)	195
Balance at beginning of period at Oct. 31, 2022	50,382	4,923	14,726	115		28,823				1,811	(662)	832	234	(5)	(616)	201
Net income attributable to equity shareholders	3,520					3,520
Net income attributable to non-controlling interests	30															30
Net gains (losses) on equity securities designated at FVOCI														19
Net change in securities measured at FVOCI															294
Net change in foreign currency translation adjustments										(643)
Net change in cash flow hedges	(320)										(320)
Net change in post-employment defined benefit plans	(145)											(145)
Net change attributable to changes in credit risk	(186)												(186)
Dividends and distributions							(205)	(2,345)								(6)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														(4)
Issue of equity			1,020
Compensation expense arising from equity-settled share-based awards				8
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						4
Other						(1)										(9)
Exercise of stock options and settlement of other equity-settled share-based awards				(20)
Treasury shares		2	(4)
Balance at end of period at Jul. 31, 2023	51,391	4,925	15,742	103		29,796			609	1,168	(982)	687	48	10	(322)	216
Balance at beginning of period at Jan. 31, 2023		4,925	15,046	115		28,403				1,344	(459)	738	86	1	(494)	203
Net income attributable to equity shareholders	1,677					1,677
Net income attributable to non-controlling interests	11															11
Net gains (losses) on equity securities designated at FVOCI														7
Net change in securities measured at FVOCI															109
Net change in foreign currency translation adjustments										353
Net change in cash flow hedges	(2)										(2)
Net change in post-employment defined benefit plans	(69)											(69)
Net change attributable to changes in credit risk	7												7
Dividends and distributions							(67)	(775)								(2)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														(2)
Issue of equity			341
Compensation expense arising from equity-settled share-based awards				3
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						2
Other				1	[1]											3
Exercise of stock options and settlement of other equity-settled share-based awards				(1)
Treasury shares			2
Balance at end of period at Apr. 30, 2023	51,506	4,925	15,389	118		29,240			1,619	1,697	(461)	669	93	6	(385)	215
Net income attributable to equity shareholders	1,420					1,420
Net income attributable to non-controlling interests	10															10
Net gains (losses) on equity securities designated at FVOCI														6
Net change in securities measured at FVOCI															63
Net change in foreign currency translation adjustments										(529)
Net change in cash flow hedges	(521)										(521)
Net change in post-employment defined benefit plans	18											18
Net change attributable to changes in credit risk	(45)												(45)
Dividends and distributions							$ (66)	$ (799)								(2)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														(2)
Issue of equity			357
Compensation expense arising from equity-settled share-based awards				3
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						2
Other				(1)	[1]	(1)										(7)
Exercise of stock options and settlement of other equity-settled share-based awards				(17)
Treasury shares			(4)
Balance at end of period at Jul. 31, 2023	$ 51,391	$ 4,925	$ 15,742	$ 103		$ 29,796			$ 609	$ 1,168	$ (982)	$ 687	$ 48	$ 10	$ (322)	$ 216

[1]	Includes the portion of the estimated tax benefit related to employee stock options that is incremental to the amount recognized in the interim consolidated statement of income.